Uncertain Tax Positions (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Policy Text Block [Abstract]
Income Tax Uncertainties
Uncertain Tax Positions

The Company did not take any uncertain tax positions and had no adjustments to unrecognized income tax liabilities or benefits pursuant to the provisions of Section 740-10-25 for the interim period ended June 30, 2013 or 2012.

Uncertain Tax Positions

The Company did not take any uncertain tax positions and had no adjustments to unrecognized income tax liabilities or benefits pursuant to the provisions of Section 740-10-25 for the fiscal year ended March 31, 2013 or for the period from April 4, 2011 through March 31, 2012.